Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right of use Assets	Right-of-use assets:
	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2025:
Offices	202	66	-	30	298	7	143	-	11	161	137
	202	66	-	30	298	7	143	-	11	161	137
Composition in 2024:
Offices	163	197	(163)	5	202	73	95	(163)	2	7	195
	163	197	(163)	5	202	73	95	(163)	2	7	195
Composition in 2023:
Offices	166	-	-	(3)	163	-	72	-	1	73	90
	166	-	-	(3)	163	-	72	-	1	73	90

Schedule of Lease Liabilities	Lease liabilities:
	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2025 -
Offices	194	66	15	(159)	17	133
Total	194	66	15	(159)	17	133
Composition in 2024 -
Offices	87	197	3	(98)	5	194
Total	87	197	3	(98)	5	194
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87

Schedule of Composition of Lease Liabilities
	As of December 31
	2025	2024
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	133	98
	133	98
Non-current lease liabilities
Offices	-	96
	-	96

Total	133	194

Schedule of Future Lease Payments	As of December 31, 2025, future lease payments under the leases were:
Total
Year:	in USD thousands
2026	139
139